Payments, Details - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 4,727,065.89	Royalties	UNITED STATES	US-WY	Federal Government – Office of Natural Resources Revenue, U.S. Department of the Interior in the United States of America	Trona Ore Mining Wyoming	Trona Ore [Member]	Soda And Sulfur Services Segment [Member]	Underground Mining